Document And Entity Information	Nov. 09, 2026
Document Information [Line Items]
Entity, Registrant Name	CEVA, INC.
Document, Type	8-K
Document, Period End Date	Nov. 09, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-49842
Entity, Tax Identification Number	77-0556376
Entity, Address, Address Line One	15245 Shady Grove Road, Suite 400
Entity, Address, City or Town	Rockville
Entity, Address, State or Province	MD
Entity, Address, Postal Zip Code	20850
City Area Code	240
Local Phone Number	308-8328
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CEVA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001173489